RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

On June 9, 2017, the Company issued a 2.5% promissory note in exchange for receiving $200,000 to William R. Kruse, one of the Company’s principle owners. The principal of $200,000 was due to the lender ninety (90) days from receipt of the funds. The note was fully paid along with interest of $5,000, during the six months ended December 31, 2017. During the six months and three months ended December 31, 2017, interest expense of $2,708 and $0, respectively, was recorded.

On September 19, 2017 the company issued a 10% Promissory Note in exchange for receiving $350,000 to Kruse Farms, LP., a Company owned by one of the Company’s principle owners. The principal of $350,000 is due to the lender in twenty four (24) months from receipt of the funds. An interest payable of $9,877 has been recorded as of December 31, 2017. During the six months and three months ended December 31, 2017, interest expense of $9,877, and $8,822, respectively, was recorded. The proceeds will be used by the Company to fund production of a motion picture.